SIGNIFICANT ACCOUNTING POLICIES (Policies)	0 Months Ended
Dec. 31, 2014
Significant Accounting Policies [Abstract]
General

a.       General:

Operations

Teva Pharmaceutical Industries Limited (the “Parent Company”), headquartered in Israel, together with its subsidiaries and associated companies (the “Company,” “Teva” or the “Group”), is engaged in the development, manufacturing, marketing and distribution of generic, specialty, and other pharmaceutical products. The majority of the Group's revenues are in the United States and Europe. The Group's main manufacturing facilities are located in Israel, Hungary, United States, Germany, Canada, Japan, Ireland, the United Kingdom, the Czech Republic, Croatia, Italy and India.

Accounting principles

The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States (“US GAAP”).

Functional currency

A major part of the Group's operations is carried out by the Company and its subsidiaries in the United States, Israel and certain other countries. The functional currency of these entities is the U.S. dollar (“dollar” or “$”).

The functional currency of certain subsidiaries and associated companies is their local currency. The financial statements of those companies are included in the consolidated financial statements, translated into U.S. dollars. Assets and liabilities are translated at year-end exchange rates, while revenues and expenses are translated at monthly average exchange rates during the year. Differences resulting from translation are presented as other comprehensive income in the consolidated statements of comprehensive income.

The financial statements of subsidiaries in a highly inflationary economy are remeasured as if the functional currency was the U.S. dollar, Teva's reporting currency, using a translation rate determined by the country's official rate. A highly inflationary economy is one that has cumulative inflation of approximately 100 percent or more over a 3-year period.

Use of estimates in the preparation of financial statements

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reported years. Actual results could differ from those estimates.

As applicable to these consolidated financial statements, the most significant estimates and assumptions relate to uncertain tax positions, valuation allowances, assessment of impairment of intangible assets and goodwill, purchase price allocation on acquisitions, contingencies, restructuring and sales and reserves allowances.

Principles of consolidation

b.       Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its majority-owned subsidiaries and Variable Interest Entities ("VIEs") for which the Company is considered the primary beneficiary. For VIEs, the Company performs an analysis to determine whether the variable interests give a controlling financial interest in a VIE; the Company periodically reassesses whether it controls its VIEs.

Intercompany transactions and balances are eliminated in consolidation; profits from intercompany sales, not yet realized outside the Group, are also eliminated.

The Company includes the results of operations of an acquired business from the date of acquisition.

Investee companies

c.       Investee companies:

Investments in entities in which the Company has a significant influence are accounted for using the equity method and included within other non-current assets. Under the equity method, the Company generally recognizes its proportionate share of comprehensive income or loss of the entity. Other non-marketable equity investments are carried at cost. The Company also reviews these investments for impairment whenever events indicate the carrying amount may not be recoverable.

Cash and cash equivalents

d.       Cash and cash equivalents:

All highly liquid investments, which include short-term bank deposits and money market instruments, that are not restricted as to withdrawal or use, and investment in short-term debentures, the period to maturity of which did not exceed three months at the time of investment, are considered to be cash equivalents.

Inventories Policy

e.       Inventories:

Inventories are valued at the lower of cost or market. Cost of raw and packaging materials and purchased products is determined mainly on a “moving average” basis. Cost of finished products and products in process is calculated assuming normal manufacturing capacity of the production facilities and determined as follows: the raw and packaging materials component—mainly on a “moving average” basis; the capitalized production costs component—mainly on an average basis over the production period.

Inventories acquired in a business combination are stepped-up to their estimated fair value and amortized to cost of sales as that inventory is sold.

Marketable securities

f.       Investment in securities:

Investment in securities consists mainly of debt and equity securities classified as available-for-sale and recorded at fair value. The fair value of quoted securities is based on current market value. When debt securities do not have an active market, fair value is determined using a valuation model. This model is based on reference to other instruments with similar characteristics, or a discounted cash flow analysis, or other pricing models making use of market inputs and relying as little as possible on entity-specific inputs.

Unrealized gains of available for sale securities, net of taxes, are reflected in other comprehensive income. Unrealized losses considered to be temporary are reflected in other comprehensive income; unrealized losses that are considered to be other-than-temporary are charged to income as an impairment charge. Realized gains and losses for both debt and equity securities are included in financial expense, net.

The Company considers available evidence in evaluating potential impairments of its investments, including the duration and extent to which fair value is less than cost, and for equity securities, the Company's ability and intent to hold the investment for the length of time necessary to allow for the recovery of the market value. For debt securities, an other-than-temporary impairment has occurred if the Company does not expect to recover the entire amortized cost basis of the debt security. If the Company does not intend to sell the impaired debt security, and it is not more likely than not it will be required to sell the debt security before the recovery of its amortized cost basis, the amount of the other-than-temporary impairment recognized in earnings, recorded in financial expense, net, is limited to the portion attributed to credit loss. The remaining portion of the other-than-temporary impairment related to other factors is recognized in other comprehensive income.

Impairment in value of long-lived assets

g.       Long-lived assets:

Teva's long-lived, non-current assets are comprised mainly of goodwill, identifiable intangible assets and property, plant and equipment. Teva reviews its long-lived assets and performs detailed testing whenever potential impairment indicators are present. In addition, the Company performs impairment testing at the end of each year for goodwill and identifiable indefinite life intangible assets.

Starting in 2015, the Company will change its annual goodwill impairment testing date from December 31 to October 1 of each year. This change will allow Teva to complete the annual goodwill impairment test prior to the end of the annual reporting period, and thereby better align impairment testing procedures with the Company's budget and forecasting processes and with year-end financial reporting. Accordingly, management considers this accounting change preferable. We do not expect this change to have a material effect on our valuation, nor to accelerate, delay, avoid, or trigger an impairment charge or result in adjustments to previously issued financial statements.

Goodwill and indefinite life intangible assets

Goodwill

Goodwill reflects the excess of the consideration paid or transferred plus the fair value of contingent consideration and any non-controlling interest in the acquiree at the acquisition date over the fair values of the identifiable net assets acquired. The goodwill impairment test is performed according to the following principles:

  An initial qualitative assessment of the likelihood of impairment may be performed. If this step does not result in a more likely than not indication of impairment, no further impairment testing is required. If it does result in a more likely than not indication of impairment, the impairment test is performed.
  In step one of the impairment test, Teva compares the fair value of the reporting units to the carrying value of net assets allocated to the reporting units. If the fair value of the reporting unit exceeds the carrying value of the net assets allocated to that unit, goodwill is not impaired, and no further testing is required. Otherwise, Teva must perform the second step of the impairment test to measure the amount of the impairment.
  In the second step, the reporting unit's fair value is allocated to all the assets and liabilities of the reporting unit, including any unrecognized intangible assets, in a hypothetical analysis that simulates the business combination principles to derive an implied goodwill value. If the implied fair value of the reporting unit's goodwill is less than its carrying value, the difference is recorded as an impairment.

Definite life intangible assets

Identifiable intangible assets

Identifiable intangible assets are comprised of definite life intangible assets and indefinite life intangible assets.

Definite life intangible assets consist mainly of acquired product rights and other rights relating to products for which marketing approval was received from the U.S. Food and Drug Administration (“FDA”) or the equivalent agencies in other countries. These assets are amortized using mainly the straight-line method over their estimated period of useful life, or based on economic effect models, if more appropriate, which is determined by identifying the period in which substantially all of the cash flows are expected to be generated. Amortization of acquired developed products is recorded under cost of sales. Amortization of marketing and distribution rights is recorded under selling and marketing expenses.

For definite life intangibles, whenever impairment indicators are identified, Teva reconsiders the asset's estimated life, calculates the undiscounted value of the asset's cash flows and compares such value against the asset's carrying amount. If the carrying amount is greater, Teva records an impairment loss for the excess of book value over fair value based on the discounted cash flows.

Indefinite life intangible assets are mainly comprised of research and development in-process. Teva monitors development for any triggering events. Annually or when triggering events are present, Teva determines the fair value of the asset based on discounted cash flows on and records an impairment loss if book value exceeds fair value.

Research and development in-process acquired in a business combination is capitalized as an indefinite life intangible asset until the related research and development efforts are either completed or abandoned. In the reporting period where they are treated as indefinite life intangible assets, they are not amortized but rather are monitored and tested for impairment. Upon completion of the related research and development efforts, management determines the useful life of the intangible assets and amortizes them accordingly. In case of abandonment, the related research and development assets are impaired.

Property, plant and equipment

Property, plant and equipment

Property, plant and equipment are stated at cost, after deduction of the related investment grants, and depreciated using the straight-line method over the estimated useful life of the assets: buildings, mainly 40 years; machinery and equipment, mainly between 15 to 20 years; and other assets, between 5 to 10 years.

For property, plant and equipment, whenever impairment indicators are identified, Teva reconsiders the asset's estimated life, calculates the undiscounted value of the asset's cash flows and compares such value against the asset's carrying amount. If the carrying amount is greater, Teva records an impairment loss for the excess of book value over fair value.

Contingencies

h.       Contingencies:

The Company and its subsidiaries are involved in various patent, product liability, commercial, government investigations, environmental claims and other legal proceedings that arise from time to time in the ordinary course of business. Except for income tax contingencies or contingent consideration acquired in a business combination, Teva records accruals for these types of contingencies to the extent that Teva concludes their occurrence is probable and that the related liabilities are estimable. When accruing these costs, the Company will recognize an accrual in the amount within a range of loss that is the best estimate within the range. When no amount within the range is a better estimate than any other amount, the Company accrues for the minimum amount within the range. Teva records anticipated recoveries under existing insurance contracts that are virtually certain of occurring at the gross amount that is expected to be collected. Legal costs are expensed as incurred.

Tax contingencies

i.       Uncertain tax positions:

Teva recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities based on the technical merits of the position. The tax benefit recognized in the financial statements for a particular tax position is based on the largest benefit that is more likely than not to be realized. We regularly re-evaluate our tax positions based on developments in our tax audits, statute of limitations expirations, changes in tax laws and new information that can affect the technical merits and change the assessment of our ability to sustain the tax benefit. In addition, the Company classifies interest and penalties recognized in the financial statements relating to uncertain tax position under the income taxes line item.

Treasury shares	j. Treasury shares: Treasury shares are held by Teva's subsidiaries and presented as a reduction of Teva shareholders' equity and carried at their cost to Teva, under treasury shares.
Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]

k.       Stock-based compensation:

Teva recognizes the estimated fair value of share-based awards, restricted share units (“RSUs”) and performance share units ("PSUs"), net of estimated forfeitures, under stock-based compensation costs. The compensation expense for PSUs is recognized only if it is probable that the performance condition will be achieved.

Teva measures compensation expense for share-based awards based on estimated fair values on the date of grant using the Black-Scholes option-pricing model. This option pricing model requires estimates as to the option's expected term and the price volatility of the underlying stock.

Teva measures compensation expense for the RSUs and PSUs based on the market value of the underlying stock at the date of grant, less an estimate of dividends that will not accrue to the RSU and PSU holders prior to vesting.

Revenue recognition

l.       Revenue recognition:

The Company recognizes revenues from product sales, including sales to distributors when persuasive evidence of an arrangement exists, delivery has occurred, the selling price is fixed or determinable and collectability is reasonably assured. This generally occurs when products are shipped and title and risk and rewards for the products are transferred to the customer.

Revenues from product sales are recorded net of provisions for estimated chargebacks, rebates, returns, prompt pay discounts and other deductions, such as shelf stock adjustments, which can be reasonably estimated. When sales provisions are not considered reasonably estimable by Teva, the revenue is deferred to a future period when more information is available to evaluate the impact.

Provisions for chargebacks, rebates including Medicaid and other governmental program discounts, and other promotional items, such as shelf stock adjustments, are included in SR&A under current liabilities. These provisions are recognized concurrently with the sales of products. Prompt payment discounts are netted against accounts receivable.

Calculations for these deductions from sales are based on historical experience and the specific terms in the individual agreements. Chargebacks and rebates are the largest components of sales reserves and allowances. Provisions for chargebacks are determined using historical chargeback experience and expected chargeback levels and wholesaler sales information for new products, which are compared to externally obtained distribution channel reports for reasonableness. Rebates are recognized based on contractual obligations in place at the time of sales with consideration given to relevant factors that may affect the payment as well as historical experience for estimated market activity. Shelf-stock adjustments are granted to customers based on the existing inventory of a customer following decreases in the invoice or contract price of the related product and are estimated based on expected market performance. Teva records a reserve for estimated sales returns by applying historical experience of customer returns to the amounts invoiced and the amount of returned products to be destroyed versus products that can be placed back in inventory for resale.

Revenue resulting from the achievement of milestone events stipulated in agreements is recognized when the milestone is achieved. Milestones are based upon the occurrence of a substantive element specified in the contract or as a measure of substantive progress towards completion under the contract.

Revenues from licensees, sales of licensed products and technology are recorded in accordance with the contract terms, when third-party sales can be reliably measured and collection of the funds is reasonably assured.

Revenues include royalty income and income from services, which amounted to $167 million, $182 million and $438 million in the years ended December 31, 2014, 2013 and 2012, respectively.

Research and development expenses

m.       Research and development:

Research and development expenses are charged as incurred. Participations and grants in respect of research and development expenses are recognized as a reduction of research and development expenses as the related costs are incurred, or as the related milestone is met. Upfront fees received in connection with cooperation agreements are deferred and recognized over the period of the applicable agreements as a reduction of research and development expenses.

Advance payments for goods or services that will be used or rendered for future research and development activities are deferred and capitalized. Such amounts are recognized as an expense as the related goods are delivered or the services are performed.

Research and development in-process acquired as part of an asset purchase, which has not reached technological feasibility and has no alternative future use, is expensed as incurred.

Shipping and handling costs

n.       Shipping and handling costs:

Shipping and handling costs, which are included in selling and marketing expenses, amounted to $151 million, $232 million and $230 million for the years ended December 31, 2014, 2013 and 2012, respectively.

Advertising expenses

o.       Advertising expenses:

Advertising expenses are charged to income as incurred. Advertising expenses for the years ended December 31, 2014, 2013 and 2012 were $302 million, $321 million and $337 million, respectively.

Income taxes

p.       Deferred income taxes:

Deferred income taxes are determined utilizing the “asset and liability” method based on the estimated future tax effects of temporary differences between the financial accounting and tax basis of assets and liabilities under the applicable tax laws, and on tax rates anticipated to be in effect when the deferred income taxes are expected to be paid or realized. A valuation allowance is provided if, based upon the weight of available evidence, it is more likely than not that a portion of the deferred income tax assets will not be realized. In determining whether a valuation allowance is needed, we consider all available evidence, including historical information, long range forecast of future taxable income and evaluation of tax planning strategies. Amounts recorded for valuation allowance can result from a complex series of judgments about future events and can rely on estimates and assumptions. Deferred income tax liabilities and assets are classified as current or non-current based on the classification of the related asset or liability for financial reporting, or according to the expected reversal dates of the specific temporary differences where appropriate.

Deferred tax has not been provided on the following items:

(1) Taxes that would apply in the event of disposal of investments in subsidiaries, as it is generally the Company's intention to hold these investments, not to realize them.

(2) Amounts of tax-exempt income generated from the Company's current Approved Enterprises and unremitted earnings from foreign subsidiaries retained for reinvestment in the Group. See note 16f.

Earnings per share

q.       Earnings per share:

Basic earnings per share are computed by dividing the net income attributable to Teva by the weighted average number of ordinary shares (including fully vested RSUs) outstanding during the year, net of treasury shares.

In computing diluted earnings per share, basic earnings per share are adjusted to take into account the potential dilution that could occur upon: (i) the exercise of options and non-vested RSUs and PSUs granted under employee stock compensation plans and one series of convertible senior debentures, using the treasury stock method; and (ii) the conversion of the remaining convertible senior debentures using the “if-converted” method, by adding to net income interest expense on the debentures and amortization of issuance costs, net of tax benefits, and by adding the weighted average number of shares issuable upon assumed conversion of the debentures.

Concentration of credit risks

r.       Concentration of credit risks:

Most of Teva's cash and cash equivalents (which along with investment in securities amounted to $2.6 billion at December 31, 2014) were deposited with financially sound European, U.S. and Israeli banks and financial institutions and were comprised mainly of cash deposits.

The pharmaceutical industry, particularly in the U.S., has been significantly affected by consolidation among managed care providers, large pharmacy chains, wholesaling organizations and other buyer groups. The U.S. market constitutes approximately 52.5% of Teva's consolidated revenues and a relatively small portion of total trade accounts after netting amounts in SR&A. The exposure of credit risks relating to other trade receivables is limited, due to the relatively large number of group customers and their wide geographic distribution. Teva performs ongoing credit evaluations of its customers for the purpose of determining the appropriate allowance for doubtful accounts and generally does not require collateral. An appropriate allowance for doubtful accounts is included in the accounts and netted against accounts receivable.

Derivative

s.       Derivatives and hedging:

The Group carries out transactions involving derivative financial instruments (mainly forward exchange contracts, written and purchased currency options, cross-currency swap contracts and interest rate swap contracts). The transactions are designed to hedge the Company's currency and interest rate exposures.

The Company does not enter into derivative transactions for trading purposes.

Derivatives that do not qualify for hedge accounting are recognized on the balance sheet at their fair value, with changes in the fair value recognized as a component of financial expenses - net in the statements of income. The cash flows associated with these derivatives are reflected as cash flows from operating activities in the consolidated statements of cash flows.

Derivatives that qualify as a fair value hedge are recognized on the balance sheet at their fair value, with changes in the fair value reported with the carrying amount of the hedged asset or liability.

For derivatives that qualify as cash-flow hedge, the effective portion of these derivatives' fair value is initially reported as a component of other comprehensive income.

For derivatives that qualify for hedge accounting, the cash flows associated with these derivatives are reported in the consolidated statements of cash flows consistently with the classification of cash flows from the underlying hedged items that these derivatives are hedging.

Fair value measurement

t.       Fair value measurement:

The Company measures fair value and discloses fair value measurements for financial assets and liabilities. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The accounting standard establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2: Observable inputs that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3: Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers credit risk in its assessment of fair value.

Collaborative arrangements

u.       Collaborative arrangements:

A Collaborative agreements are contractual arrangements in which the parties are active participants to the arrangement and are exposed to the significant risks and rewards that are dependent on the ultimate commercial success of the endeavor. See note 2.

The Company recognizes revenue generated and costs incurred on sales to third parties as they relate to a collaborative agreement as gross or net. If the Company is the principal participant in a transaction, revenues are recorded on a gross basis; otherwise, revenues are recorded on a net basis.

Segment reporting

v.       Segment reporting:

The Company's business includes two reporting segments: generic and specialty medicines. The generics segment develops, manufactures, sells and distributes generic or branded generic medicines as well as active pharmaceutical ingredients ("API"). The specialty segment engages in the development, manufacture, sale and distribution of branded specialty medicines such as those for central nervous system and respiratory indications, as well as those marketed in the women's health, oncology and other specialty businesses. See note 21.

Costs associated with exit or disposal activities or restructurings

w.       Restructuring:

Restructuring charges are initially recorded at fair value, and recognized in connection with restructuring programs designed to reduce the cost structure, increase efficiency and enhance competitiveness. Judgment is used when estimating the impact of restructuring plans, including future termination benefits and other exit costs to be incurred when the actions take place. Costs for one-time termination benefits in which the employee is required to render service until termination in order to receive the benefits are recognized ratably over the future service period. Actual results could vary from these estimates.

Reclassifications	x. Reclassifications: Certain comparative figures have been reclassified to conform to the current year presentation.
Recently issued accounting pronouncements

y.       Recently issued accounting pronouncements:

In August 2014, the Financial Accounting Standards Board ("FASB") issued amended guidance related to disclosure of uncertainties about an entity's ability to continue as a going concern. The new guidance requires management to evaluate whether there is substantial doubt about the entity's ability to continue as a going concern and, as necessary, to provide related footnote disclosures. The guidance has an effective date of December 31, 2016. Teva believes that the adoption of this new standard will not have a material impact on its consolidated financial statements.

In May 2014, the FASB issued guidance on revenue from contracts with customers that will supersede most current revenue recognition guidance, including industry-specific guidance. The underlying principle is that an entity will recognize revenue upon the transfer of goods or services to customers in an amount that the entity expects to be entitled to in exchange for those goods or services. The guidance provides a five-step analysis of transactions to determine when and how revenue is recognized. Other major provisions include capitalization of certain contract costs, consideration of the time value of money in the transaction price, and allowing estimates of variable consideration to be recognized before contingencies are resolved in certain circumstances. The guidance also requires enhanced disclosures regarding the nature, amount, timing and uncertainty of revenue and cash flows arising from an entity's contracts with customers. The guidance is effective for the interim and annual periods beginning on or after December 15, 2016 (early adoption is not permitted). The guidance permits the use of either a retrospective or cumulative effect transition method. Teva is currently evaluating the potential effect of the amended guidance on its consolidated financial statements.

In April 2014, the FASB issued amended guidance related to discontinued operations. The new guidance limits the presentation of discontinued operations to business circumstances when the disposal of the business operation represents a strategic shift that has had or will have a major effect on operations and financial results. This guidance is effective for fiscal years beginning January 1, 2015. Teva believes that the adoption of this new standard will not materially impact its consolidated financial statements.